UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6409

Strong Short-Term Municipal Bond Fund, Inc., on behalf of the
Strong Short-Term Municipal Bond Fund
(Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
(Address of principal executive offices) (Zip code)

Gilbert L. Southwell III, Strong Capital Management, Inc.
P.O. Box 2936
Milwaukee, WI 53201
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  October 31, 2004

Date of reporting period:  July 31, 2004


Item 1.   Schedule of Investments

Strong Short-Term Municipal Bond Fund
July 31, 2004 (Unaudited)                                                                   Shares or
                                                                                            Principal
                                                                                              Amount           Value
-------------------------------------------------------------------------------------------------------------------------
Municipal Bonds 68.2%
Alabama 0.8%
Choctaw County, Alabama Revenue, 3.625%, Due 3/01/09 (f)                                  $   2,825,000      $ 2,782,625
Mobile, Alabama GO, 6.20%, Due 2/15/07 (g)                                                    1,000,000        1,083,750
                                                                                                       ------------------
                                                                                                               3,866,375

Alaska 1.0%
Northern Tobacco Securitization Corporation Tobacco Settlement Revenue:
    5.40%, Due 6/01/08                                                                        2,500,000        2,521,875
    5.60%, Due 6/01/09                                                                          600,000          605,250
    5.60%, Due 6/01/10                                                                        1,375,000        1,376,719
                                                                                                       ------------------
                                                                                                               4,503,844

Arizona 2.0%
Arizona Tourism and Sports Authority Tax Revenue - Baseball Training Facilities
Project:
    4.00%, Due 7/01/07                                                                          990,000        1,004,850
    4.00%, Due 7/01/08                                                                          505,000          510,050
Pinal County, Arizona IDA Correctional Facilities Contract Revenue - Florence
West Prison Project, 3.875%, Due 10/01/09 (f)                                                 2,980,000        2,980,000
White Mountain Apache Tribe Fort Apache Indian Reservation Revenue - Fort Apache
Timber Company Project, 6.25%, Due 3/05/12 (e)                                                3,383,101        3,543,799
Yavapai County, Arizona IDA IDR - Citizens Utilities Company Project, 5.45%, Due
6/01/33 (Called at 101 on 6/1/07)                                                             1,350,000        1,334,812
                                                                                                       ------------------
                                                                                                               9,373,511

California 5.1%
ABAG Finance Authority for Nonprofit Corporations Revenue - San Diego Hospital
Association Project, 6.00%, Due 8/15/05                                                       2,670,000        2,774,183
California Department of Water Resources Power Supply Revenue, 5.50%, Due 5/01/07               250,000          269,688
California GO:
    6.50%, Due 2/01/07                                                                        1,000,000        1,095,000
    6.50%, Due 11/01/07                                                                         300,000          336,375
    7.20%, Due 5/01/07                                                                        1,155,000        1,295,044
California Health Facilities Financing Authority Revenue - Paradise Valley
Estates Project, 4.75%, Due 1/01/08 (f)                                                       1,285,000        1,346,037
Commerce, California Joint Powers Financing Authority Revenue - Redevelopment
Projects, 5.00%, Due 8/01/09 (f):
    Series A                                                                                    710,000          766,800
    Series C                                                                                    220,000          237,600
Golden State Tobacco Securitization Corporation Asset-Backed Tobacco Settlement
Revenue:
    5.375%, Due 6/01/17                                                                       1,365,000        1,388,888
    5.50%, Due 6/01/18                                                                        1,500,000        1,539,375
    5.625%, Due 6/01/20                                                                       7,000,000        7,166,250
Napa-Vallejo Waste Management Authority Revenue Refunding - Solid Waste Transfer
Facility Project, 4.00%, Due 2/15/09                                                            400,000          398,500
Pasadena, California Revenue - Huntington Memorial Hospital Project:
    4.50%, Due 12/19/06                                                                       3,458,759        3,519,287
    5.27%, Due 12/19/06                                                                         310,537          314,412
Santa Rosa, California Rancheria Tachi Yokut Tribe Enterprise Revenue:
    5.00%, Due 3/01/06                                                                          680,000          686,800
    5.50%, Due 3/01/08                                                                          650,000          660,562
                                                                                                       ------------------
                                                                                                              23,794,801

Colorado 2.0%
Colorado EFA and Cultural Revenue:
    Colorado Lutheran High School Association Project, 7.00%, Due 6/01/12                       770,000          770,000
    Denver Academy Project, 5.00%, Due 5/01/08                                                1,125,000        1,115,156
Colorado Health Facilities Authority Hospital Revenue Refunding - Parkview
Medical Center Project:
    5.50%, Due 9/01/05                                                                          630,000          650,456
    5.50%, Due 9/01/06                                                                          205,000          215,763
Colorado Housing and Finance Authority Revenue, 6.60%, Due 5/01/28 (f)                        2,670,000        2,776,800
Denver, Colorado City and County Airport Revenue Refunding, 5.25%, Due 11/15/06
(f)                                                                                           1,500,000        1,595,625
Garfield County, Colorado Hospital Revenue - Valley View Hospital Association
Project (f):
    3.50%, Due 5/15/07                                                                          830,000          841,412
    4.00%, Due 5/15/09                                                                          835,000          848,569
Highlands Ranch, Colorado Metropolitan District Number 3 GO, 5.00%, Due 12/01/06
(f)                                                                                             580,000          605,375
                                                                                                       ------------------
                                                                                                               9,419,156

Connecticut 0.7%
Mashantucket Western Pequot Tribe Subordinated Special Revenue, 5.70%, Due
9/01/12                                                                                       1,400,000        1,471,750
Mohegan Tribe Indians Gaming Authority Public Improvement Revenue, 5.50%, Due
1/01/06                                                                                       1,630,000        1,666,675
                                                                                                       ------------------
                                                                                                               3,138,425

District of Columbia 0.1%
District of Columbia Tobacco Settlement Financing Corporation Revenue, 5.375%,
Due 5/15/10                                                                                     500,000          495,000

Florida 5.3%
Brevard County, Florida HFA Homeowner Mortgage Revenue Refunding, 6.50%, Due
9/01/22 (f)                                                                                     358,000          365,010
Brevard County, Florida Utility Revenue, 5.25%, Due 3/01/08 (f)                                 690,000          748,650
Brooks of Bonita Springs Community Development District Capital Improvement
Revenue, 6.20%, Due 5/01/19                                                                   2,500,000        2,568,750
Broward County, Florida Resource Recovery Revenue Refunding - Wheelabrator South
Broward Project:
    5.00%, Due 12/01/06                                                                       2,710,000        2,865,825
    5.00%, Due 12/01/07                                                                       1,255,000        1,342,850
Capital Trust Agency Revenue - Seminole Tribe Convention Project, 8.95%, Due
10/01/33                                                                                      1,500,000        1,755,000
Duval County, Florida HFA MFHR - Lindsay Terrace Apartments Project, 5.00%, Due
1/01/12 (f)                                                                                   1,440,000        1,512,000
Escambia County, Florida HFA SFMR Refunding - Multi County Project, 6.95%, Due
4/01/24 (f)                                                                                   2,300,000        2,463,875
Fiddlers Creek Community Development District Special Assessment Revenue, 5.80%,
Due 5/01/21                                                                                   1,255,000        1,248,725
Florida State Board of Public Education GO, 6.20%, Due 5/01/06 (g)                            1,500,000        1,586,250
Hillsborough County, Florida HFA MFHR - Oaks at Riverview Project, 2.125%, Due
1/01/07                                                                                       2,500,000        2,468,750
Hillsborough County, Florida IDA Hospital Revenue Refunding - Tampa General
Hospital Project:
    5.00%, Due 10/01/07                                                                       1,355,000        1,429,525
    5.00%, Due 10/01/08                                                                       1,250,000        1,320,313
Manatee County, Florida HFA SFMR Refunding, 6.50%, Due 11/01/23 (f)                             490,000          522,462
Miami Beach, Florida Health Facilities Authority Hospital Revenue Refunding -
Mount Sinai Medical Center Project, 5.75%, Due 11/15/06                                       1,500,000        1,498,125
Ocean Highway and Port Authority Solid Waste PCR Refunding, 6.50%, Due 11/01/06                 305,000          319,106
Volusia County, Florida EFA Revenue Refunding - Embry-Riddle Aeronautical
Project, 2.50%, Due 10/15/06 (f)                                                                745,000          744,069
                                                                                                       ------------------
                                                                                                              24,759,285

Georgia 1.0%
Dalton, Georgia School District Lease Revenue, 4.20%, Due 8/01/13 (e)                         3,182,844        3,190,801
Gainesville, Georgia School District Lease Revenue, 4.20%, Due 3/01/13 (e)                    1,018,067        1,019,339
Putnam County, Georgia School District Lease Revenue, 4.20%, Due 3/01/13 (e)                    600,281          601,031
                                                                                                       ------------------
                                                                                                               4,811,171

Idaho 0.5%
Idaho Health Facilities Authority Revenue Refunding - Magic Valley Regional
Medical Center Project:
    4.375%, Due 6/01/07                                                                       1,225,000        1,260,219
    4.375%, Due 12/01/07                                                                      1,095,000        1,125,113
                                                                                                       ------------------
                                                                                                               2,385,332

Illinois 3.4%
Alton, Illinois Hospital Facility Revenue Refunding - St. Anthony's Health
Center Project, 5.50%, Due 9/01/06                                                              640,000          645,683
Aurora, Illinois Tax Increment Revenue, 4.90%, Due 12/30/11                                   2,600,000        2,606,500
Chicago, Illinois GO Refunding, 5.25%, Due 1/01/08 (f)                                        1,500,000        1,588,125
Chicago, Illinois Transit Authority Capital Revenue, 4.25%, Due 6/01/08 (f)                   5,910,000        6,038,247
Godley, Illinois Park District GO, 3.65%, Due 12/01/05                                          340,000          344,675
Illinois DFA Revenue - Community Rehabilitation Providers Facilities Project,
4.90%, Due 7/01/07                                                                              145,000          143,006
Illinois Health Facilities Authority Revenue:
    Decatur Memorial Hospital Project, 4.20%, Due 10/01/05                                      670,000          686,750
    Memorial Medical Center Systems Project, 5.25%, Due 10/01/09 (f)                            625,000          675,781
Illinois Health Facilities Authority Revenue Refunding:
    Advocate Health Care Project, 5.30%, Due 8/15/07                                            630,000          674,100
    Lutheran General Health Systems Project, 7.00%, Due 4/01/08 (f)                           1,000,000        1,087,500
Mc Henry and Kane Counties, Illinois Community Consolidated School District
Number 158 Capital Appreciation GO - School Building Project, Zero %, Due
1/01/09 (f)                                                                                   2,000,000        1,710,000
                                                                                                       ------------------
                                                                                                              16,200,367

Iowa 0.1%
Tobacco Settlement Authority of Iowa Tobacco Settlement Revenue, 5.50%, Due
6/01/11                                                                                         535,000          526,306

Kansas 0.4%
Lenexa, Kansas Industrial Revenue - W.W. Grainger, Inc. Project, 4.00%, Due
12/15/08                                                                                        500,000          508,125
Reno, Sedgwick and Finney Counties, Kansas SFMR, Zero %, Due 4/01/16 (f) (g)                  2,575,000        1,519,250
                                                                                                       ------------------
                                                                                                               2,027,375

Louisiana 1.5%
Calcasieu Parish, Louisiana IDB PCR Refunding:
    Entergy Gulf States, Inc. Project, 5.45%, Due 7/01/10                                       950,000          970,111
    Gulf States Utilities Company Project, 6.75%, Due 10/01/12                                1,500,000        1,507,020
De Soto Parish, Louisiana Environmental Improvement Revenue - International
Paper Company Project, 7.70%, Due 11/01/18                                                    1,750,000        1,807,540
Epps, Louisiana COP, 7.25%, Due 6/01/09                                                       2,048,358        2,063,721
Orleans Parish, Louisiana School Board Compound Interest GO, Zero%, Due 2/01/08
(f) (g)                                                                                       1,000,000          843,750
                                                                                                       ------------------
                                                                                                               7,192,142

Maryland 0.9%
Baltimore, Maryland PCR - General Motors Corporation Project, 5.35%, Due 4/01/08              1,055,000        1,119,619
Tax Exempt Municipal Infrastructure Improvement Trust Revenue, 3.80%, Due
5/01/08 (f) (i)                                                                               3,000,000        3,015,000
                                                                                                       ------------------
                                                                                                               4,134,619

Massachusetts 1.9%
Massachusetts Health and EFA Revenue - Caritas Christi Obligated Group Project:
    5.25%, Due 7/01/06                                                                        1,500,000        1,558,125
    5.25%, Due 7/01/07                                                                        2,510,000        2,638,638
    5.875%, Due 7/01/08                                                                         750,000          807,187
Massachusetts Health and EFA Revenue - Eye and Ear Infirmary Project, 5.25%, Due
7/01/09 (f)                                                                                     775,000          812,781
Massachusetts Industrial Finance Agency Water Treatment Revenue -
Massachusetts-American Hingham Project, 6.25%, Due 12/01/10                                   2,980,000        3,129,000
                                                                                                       ------------------
                                                                                                               8,945,731

Minnesota 1.1%
Minnesota COP, 3.50%, Due 6/30/07                                                             1,878,626        1,890,105
Minnesota GO - Duluth Airport Lease Revenue Project, 6.25%, Due 8/01/14                         500,000          520,760
Minnesota Higher EFA Revenue - Hamline University Project, 5.65%, Due 10/01/07                  125,000          133,125
St. Paul, Minnesota Housing and Redevelopment Authority Parking Revenue - Allina
Health System Gold Ramp Project, 4.95%, Due 3/01/06                                           2,000,000        2,060,000
St. Paul, Minnesota Port Authority Hotel Facility Revenue - Radisson Kellogg
Project, 7.375%, Due 8/01/29                                                                    620,000          615,350
                                                                                                       ------------------
                                                                                                               5,219,340

Mississippi 2.0%
Alcorn County, Corinth, Mississippi Hospital Revenue Refunding - Magnolia
Regional Health Center Project, 5.75%, Due 10/01/13 (f)                                       1,000,000        1,060,000
Biloxi, Mississippi Housing Authority MFHR - Bayview Place Estates Project,
4.50%, Due 9/01/05 (b)                                                                        8,000,000        8,145,440
                                                                                                       ------------------
                                                                                                               9,205,440

Missouri 2.2%
Boone County, Missouri Hospital Revenue - Boone Hospital Center Project, 4.375%,
Due 8/01/14 (d)                                                                                 650,000          646,750
Chesterfield, Missouri Tax Increment Revenue Refunding and Improvement -
Chesterfield Valley Project, 4.50%, Due 4/15/16                                               3,195,000        3,242,925
Hazelwood, Missouri IDA Tax Increment Revenue Refunding - Missouri Bottom Road
Development Project, 3.875%, Due 8/01/18                                                      5,500,000        5,431,250
Springfield, Missouri Land Clearance Redevelopment Authority Industrial Revenue
Refunding - University Plaza Project, 6.30%, Due 10/01/06                                     1,125,000        1,134,461
                                                                                                       ------------------
                                                                                                              10,455,386

Montana 0.7%
Billings, Montana Tax Incremental Urban Renewal Refunding:
    2.96%, Due 3/01/06                                                                        1,260,000        1,258,425
    3.38%, Due 3/01/07                                                                        1,300,000        1,291,875
    3.80%, Due 3/01/08                                                                          995,000          986,294
                                                                                                       ------------------
                                                                                                               3,536,594

New Hampshire 0.4%
New Hampshire Health and EFA Revenue - Southern New Hampshire Medical Center
Project:
    3.00%, Due 10/01/06                                                                         490,000          494,900
    4.00%, Due 10/01/07                                                                       1,420,000        1,469,700
                                                                                                       ------------------
                                                                                                               1,964,600

New Jersey 1.5%
New Jersey Health Care Facilities Financing Authority Revenue - Capital Health
System Obligation Group Project:
    4.50%, Due 7/01/06                                                                        1,500,000        1,543,125
    5.50%, Due 7/01/11                                                                          720,000          772,200
New Jersey Health Care Facilities Financing Authority Revenue:
    Jersey City Medical Center Project, 4.80%, Due 8/01/21 (f)                                1,500,000        1,569,375
    Raritan Bay Medical Center Project, 7.25%, Due 7/01/14                                      850,000          882,717
Tobacco Settlement Financing Corporation Revenue, 4.375%, Due 6/01/19                         2,000,000        1,907,500
Union County, New Jersey Industrial PCFA PCR Refunding - American Cyanamid
Company Project, 5.80%, Due 9/01/09                                                             500,000          543,125
                                                                                                       ------------------
                                                                                                               7,218,042

New Mexico 0.5%
Chaves County, New Mexico Gross Receipts Tax Revenue, 5.00%, Due 7/01/21 (f)                  1,775,000        1,808,281
New Mexico Educational Assistance Foundation Student Revenue Refunding, 7.05%,
Due 3/01/10                                                                                     360,000          374,742
                                                                                                       ------------------
                                                                                                               2,183,023

New York 8.6%
Bethlehem, New York GO Refunding - Water System Project (d) (f):
    5.00%, 3/01/07                                                                              455,000          467,512
    5.25%, 3/01/09                                                                              500,000          518,125
New York Convention Center Operating Corporation COP - Yale Building Acquisition
Project, Zero %, Due 6/01/08                                                                  4,600,000        3,869,750
New York Housing Finance Agency Revenue Refunding - Health Facilities Project,
6.00%, Due 11/01/07                                                                           5,000,000        5,331,250
New York, New York GO:
    5.00%, Due 8/01/06                                                                        2,780,000        2,922,475
    5.00%, Due 8/01/07                                                                        1,000,000        1,066,250
    6.125%, Due 8/01/06                                                                         220,000          235,950
    8.25%, Due 6/01/06                                                                          700,000          772,625
    8.25%, Due 6/01/07                                                                        1,650,000        1,899,563
New York, New York Industrial Development Agency Civic Facility Revenue -
Special Needs Facilities Pooled Program, 6.50%, Due 7/01/06                                   1,200,000        1,210,500
Tobacco Settlement Financing Corporation Revenue:
    5.00%, Due 6/01/07                                                                        7,500,000        7,921,875
    5.00%, Due 6/01/09                                                                        1,230,000        1,234,243
    5.00%, Due 6/01/10                                                                        4,500,000        4,601,565
    5.00%, Due 6/01/11                                                                        5,390,000        5,578,650
    5.25%, Due 6/01/13 (f)                                                                    2,420,000        2,589,400
                                                                                                       ------------------
                                                                                                              40,219,733

North Carolina 0.7%
North Carolina Eastern Municipal Power Agency Power Systems Revenue, 6.00%, Due
1/01/09                                                                                       2,000,000        2,150,000
North Carolina Eastern Municipal Power Agency Power Systems Revenue Refunding,
6.00%, Due 1/01/06 (f)                                                                          790,000          828,513
North Carolina Municipal Power Agency Number 1 Catawba Electric Revenue, 7.25%,
Due 1/01/07                                                                                     115,000          126,212
                                                                                                       ------------------
                                                                                                               3,104,725

Ohio 1.2%
Beavercreek, Ohio City School District TAN, 4.00%, Due 12/01/05                               2,070,000        2,106,225
Franklin County, Ohio EDR Refunding - Capitol South Community Urban Program,
4.85%, Due 6/01/06                                                                            1,330,000        1,374,888
Lucas County, Ohio Hospital Revenue Refunding - ProMedica Healthcare Obligation,
5.75%, Due 11/15/09 (f)                                                                       1,500,000        1,629,375
Montgomery County, Ohio Hospital Facilities Revenue - Kettering Medical Center
Project, 6.00%, Due 4/01/08                                                                     500,000          545,625
                                                                                                       ------------------
                                                                                                               5,656,113

Oklahoma 0.3%
Kingfisher, Oklahoma Revenue - Kingfisher Public Schools Project, 4.10%, Due
9/01/09                                                                                       1,000,000        1,007,500
Oklahoma DFA Revenue - Comanche County Hospital Project, 5.35%, Due 7/01/08                     450,000          465,750
                                                                                                       ------------------
                                                                                                               1,473,250

Pennsylvania 5.0%
Grove City, Pennsylvania Area Hospital Authority - United Community Hospital
Project, 4.75%, Due 7/01/06                                                                     660,000          672,375
Lancaster County, Pennsylvania GO (d):
    4.50%, Due 11/01/06                                                                       1,210,000        1,271,589
    4.50%, Due 11/01/07                                                                       1,265,000        1,341,722
Pennsylvania EDFA Revenue - Northwestern Human Services Project, 4.875%, Due
6/01/08 (f)                                                                                   3,295,000        3,451,512
Pennsylvania Higher EFA Health Services Revenue - University of Pennsylvania
Project:
    5.60%, Due 1/01/10                                                                        4,000,000        4,185,000
    6.00%, Due 1/01/06                                                                        1,750,000        1,837,500
Pennsylvania Higher EFA Revenue:
    Independent Colleges and Universities of Pennsylvania Project, 5.00%, Due
11/01/11                                                                                      2,080,000        2,090,400
    State System of Higher Education, 4.00%, Due 6/15/10 (f)                                  1,000,000        1,038,750
Philadelphia, Pennsylvania Hospitals - Jeanes Health System Project, 6.60%, Due
7/01/10                                                                                       1,715,000        1,787,888
Pittsburgh, Pennsylvania GO Refunding, 6.00%, Due 3/01/07 (f)                                 1,220,000        1,323,700
Sayre, Pennsylvania Health Care Facilities Authority Revenue - Guthrie
Healthcare System Project, 5.30%, Due 12/01/12                                                4,455,000        4,638,769
                                                                                                       ------------------
                                                                                                              23,639,205

Puerto Rico 0.6%
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, 5.75%, Due 7/01/20
(Pre-Refunded to $100 on 7/01/10)                                                               440,000          484,550
Puerto Rico Industrial Tourist Educational, Medical and Environmental Control
Facilities Revenue - Ana G. Mendez University System Project:
    4.50%, Due 12/01/05                                                                         340,000          348,500
    4.50%, Due 12/01/06                                                                         355,000          368,312
    5.00%, Due 2/01/07                                                                          300,000          314,625
    5.00%, Due 2/01/08                                                                          925,000          972,406
    5.00%, Due 12/01/08                                                                         390,000          411,938
                                                                                                       ------------------
                                                                                                               2,900,331

South Carolina 2.2%
Charleston County, South Carolina Resources Recovery Revenue Refunding - Foster
Wheeler Charleston Project, 5.00%, Due 1/01/07 (f)                                            2,685,000        2,839,387
Connector 2000 Association, Inc. Senior Capital Appreciation Toll Road Revenue:
    Zero %, Due 1/01/27                                                                       7,500,000          806,250
    Zero %, Due 1/01/28                                                                       2,835,000          283,500
    Zero %, Due 1/01/35                                                                      11,000,000          715,000
South Carolina Jobs EDA Hospital Facilities Revenue Refunding - Palmetto Health
Alliance Project:
    4.50%, Due 8/01/06                                                                          235,000          241,169
    4.75%, Due 8/01/07                                                                        1,925,000        1,999,594
    5.00%, Due 8/01/08                                                                          760,000          794,200
South Carolina Ports Authority Ports Revenue (g):
    7.70%, Due 7/01/06                                                                        1,205,000        1,333,031
    7.80%, Due 7/01/09                                                                        1,255,000        1,427,563
                                                                                                       ------------------
                                                                                                              10,439,694

South Dakota 0.3%
South Dakota EDFA EDR - Angus Project:
     4.25%, Due 4/01/08                                                                         225,000          232,031
     4.50%, Due 4/01/09                                                                         260,000          268,775
South Dakota EDFA EDR - McEleeg Project, 4.375%, Due 4/01/11                                    730,000          728,175
South Dakota Health and EFA Revenue - Sioux Valley Hospital and Health System
Project, 5.00%, Due 11/01/05                                                                    345,000          357,506
                                                                                                       ------------------
                                                                                                               1,586,487

Tennessee 0.4%
Citizens Gas Utility District Gas Revenue Refunding, 5.15%, Due 1/01/09 (f) (g)                 335,000          343,087
Knox County, Tennessee Health, Educational and Housing Facilities Revenue
Refunding - Catholic Healthcare Project, 4.50%, Due 10/01/06                                  1,645,000        1,710,800
                                                                                                       ------------------
                                                                                                               2,053,887

Texas 2.3%
Anson, Texas Education Facilities Corporation Student Housing Revenue -
University of Texas - Waterview Park Project, 4.00%, Due 1/01/08 (f)                            630,000          637,875
Austin, Texas Utility System Revenue Refunding, 5.375%, Due 11/15/05                          1,500,000        1,518,150
Falcons Lair, Texas Utility and Reclamation District COP, 7.10%, Due 10/15/06
(e) (h)                                                                                       5,855,000        1,463,750
Gateway Public Facility Corporation MFHR - Stonegate Villas Apartments Project,
3.875%, Due 1/01/10 (f)                                                                         970,000          982,125
Lewisville, Texas Combination Contract Special Assessment Revenue - Castle Hills
Number 3 Project, 4.125%, Due 5/01/31 (Pre-Refunded to $100 on 11/01/06) (f)                  2,550,000        2,667,937
Odessa, Texas Housing Authority MFMR - Section 8 Assisted Project, 6.375%, Due
10/01/11                                                                                      2,735,000        2,690,556
San Angelo, Texas Independent School District GO Refunding, Zero %, Due 2/15/06
(f)                                                                                             100,000           96,500
Weslaco, Texas Health Facilities Development Corporation Hospital Revenue -
Knapp Medical Center Project, 5.00%, Due 6/01/07                                                530,000          543,250
                                                                                                       ------------------
                                                                                                              10,600,143

Utah 0.3%
Mountain Regional Water Improvement District Number 2002-1 Special Service
Assessment, 6.25%, Due 12/01/08                                                               1,300,000        1,288,625

Virgin Islands 1.6%
Virgin Islands Public Finance Authority Revenue:
    5.50%, Due 10/01/06 (f)                                                                   3,315,000        3,505,613
    6.00%, Due 10/01/05                                                                       1,695,000        1,745,850
    6.00%, Due 10/01/06                                                                       1,000,000        1,048,750
    6.00%, Due 10/01/07                                                                       1,250,000        1,328,125
                                                                                                       ------------------
                                                                                                               7,628,338

Virginia 2.0%
Fairfax County, Virginia Redevelopment and Housing Authority MFHR Refunding -
Burke Shire Commons Project, 7.60%, Due 10/01/36                                              2,000,000        2,170,000
Hopewell, Virginia Public Improvement GO, 5.00%, Due 7/15/09                                  1,000,000        1,045,000
Pittsylvania County, Virginia IDA Exempt Facility Revenue - Multitrade of
Pittsylvania Project, 7.50%, Due 1/01/14                                                      4,500,000        4,663,800
Pocahontas Parkway Association Toll Road Capital Appreciation Revenue, Zero %,
Due 8/15/07                                                                                   1,850,000        1,357,438
                                                                                                       ------------------
                                                                                                               9,236,238

Washington 1.9%
Clark County, Washington Industrial Revenue Bond Public Corporation Solid Waste
Disposal Project Revenue - Camas Power Boiler LP Project, 3.375%, Due 8/01/07 (f)             5,130,000        5,140,055
Snohomish County, Washington Public Hospital District Number 3 GO, 6.00%, Due
6/01/10                                                                                         205,000          216,531
Tobacco Settlement Authority of Washington Tobacco Settlement Revenue, 5.00%,
Due 6/01/08                                                                                   1,350,000        1,338,187
Walla Walla, Washington Housing Authority Revenue - Wilbur Manor Project, 6.25%,
Due 12/01/11                                                                                  1,015,000        1,002,313
Washington Public Power Supply System Nuclear Project Number 2 Revenue
Refunding, Zero %, Due 7/01/06 (f)                                                            1,500,000        1,436,250
                                                                                                       ------------------
                                                                                                               9,133,336

West Virginia 0.6%
Ohio County, West Virginia Building Commission Revenue - Ohio Valley Medical
Center Project, 7.00%, Due 10/01/10 (g)                                                         405,000          454,106
Weirton, West Virginia Municipal Hospital Building Commission Revenue - Weirton
Medical Center Project, 4.50%, Due 12/01/05                                                   1,045,000        1,063,287
West Virginia Public Energy Authority Energy Revenue - Morgantown Associates
Project, 5.05%, Due 7/01/08 (f)                                                               1,170,000        1,200,713
                                                                                                       ------------------
                                                                                                               2,718,106

Wisconsin 5.1%
Badger Tobacco Asset Securitization Corporation Revenue:
    5.00%, Due 6/01/09                                                                          425,000          418,625
    5.50%, Due 6/01/10                                                                        2,260,000        2,251,525
    5.75%, Due 6/01/11                                                                           70,000           70,088
    5.75%, Due 6/01/12                                                                        2,000,000        1,982,500
Forest County, Wisconsin Potawatomie Community General Credit Revenue Refunding
- Health Center Project, 6.00%, Due 12/01/09                                                  5,165,000        5,248,931
Oshkosh, Wisconsin IDR - Don Evans, Inc. Project (f):
    4.85%, Due 12/01/07                                                                         570,000          586,388
    5.05%, Due 12/01/08                                                                         605,000          626,175
    5.20%, Due 12/01/09                                                                         650,000          673,563
Pleasant Prairie, Wisconsin Water and Sewer System Revenue BAN, 4.00%, Due
10/01/07                                                                                      3,935,000        4,097,319
Stevens Point, Wisconsin Community Development Authority Housing Mortgage
Revenue, 6.50%, Due 9/01/09 (g)                                                                  25,000           27,531
Wisconsin Health and EFA Revenue:
    Bellin Memorial Hospital, Inc. Project, 5.00%, Due 2/15/09                                1,000,000        1,016,250
    Divine Savior Healthcare Project, 4.45%, Due 5/01/07 (f)                                    175,000          180,250
    Froedtert and Community Health Obligated Group Project, 5.50%, Due 10/01/07                 700,000          752,500
Wisconsin Health and EFA Revenue - Marshfield Clinic Project:
   4.50%, Due 2/15/06                                                                           200,000          203,500
   5.75%, Due 2/15/07                                                                           350,000          365,313
Wisconsin Health and EFA Revenue - National Regency of New Berlin, Inc. Project:
   7.75%, Due 8/15/15                                                                         3,215,000        3,255,188
   8.00%, Due 8/15/25                                                                           990,000        1,009,800
Wisconsin Health and EFA Revenue Refunding - Three Pillars Senior Communities
Project, 5.00%, Due 8/15/10                                                                   1,000,000        1,048,750
                                                                                                       ------------------
                                                                                                              23,814,196
-------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $321,334,127)                                                                    320,848,272
-------------------------------------------------------------------------------------------------------------------------
Variable Rate Municipal Bonds 15.3%
Alabama 1.1%
Birmingham, Alabama Baptist Medical Center Special Care Facilities Financing
Authority Revenue - Baptist Health System Project, 4.35%, Due 11/15/16
(Mandatory Put at $100 on 7/01/06)                                                              370,000          369,538
Birmingham, Alabama Special Care Facilities Financing Authority Revenue -
Baptist Medical Centers Health System Project, 4.35%, Due 11/15/28 (Mandatory
Put at $100 on 7/01/06)                                                                       4,630,000        4,659,076
                                                                                                       ------------------
                                                                                                               5,028,614

Arizona 0.5%
Maricopa County, Arizona IDA IDR - Citizens Utilities Company Project, 4.75%,
Due 8/01/20 (Mandatory Put at $100 on  8/01/07)                                               1,175,000        1,183,813
Santa Cruz County, Arizona IDA IDR - Citizens Utility Company Project, 4.75%,
Due 8/01/20 (Mandatory Put at $100 on 8/01/07)                                                1,265,000        1,274,487
                                                                                                       ------------------
                                                                                                               2,458,300

California 2.6%
ABAG Finance Authority for Nonprofit Corporations MFHR Refunding - United
Dominion Project, 6.25%, Due 8/15/30 (Mandatory Put at $100 on 8/15/08)                       2,000,000        2,185,000
California Statewide Communities Development Authority Revenue - Kaiser
Permanente Project:
    2.30%, Due 4/01/34 (Mandatory Put at $100 on 5/01/07)                                     1,900,000        1,871,500
    2.625%, Due 4/01/34 (Mandatory Put at $100 on 5/01/08)                                    3,600,000        3,523,500
Fullerton, California Redevelopment Agency COP - Southern California College of
Optometry Project, 5.00%, Due 4/01/34 (Mandatory Put at $100 on 4/01/07) (f)                  4,500,000        4,741,875
                                                                                                       ------------------
                                                                                                              12,321,875

Florida 0.9%
Highlands County, Florida Health Facilities Authority Revenue - Adventist
Health/Sunbelt Hospital Project, 3.35%, Due 11/15/32 (Mandatory Put at $100 on
9/01/05)                                                                                      2,750,000        2,786,905
Hillsborough County, Florida IDA PCR Refunding - Tampa Electric Company Project,
4.25%, Due 11/01/20 (Mandatory Put at $100 on 8/01/07)                                        1,600,000        1,626,000
                                                                                                       ------------------
                                                                                                               4,412,905

Illinois 2.3%
Illinois DFA IDR - Citizens Utilities Company Project, 4.80%, Due 8/01/25
(Mandatory Put at $100 on 8/01/07)                                                              340,000          342,550
Illinois DFA PCR Refunding - Central Illinois Public Service Project, 5.00%, Due
6/01/28 (Mandatory Put at $100 on 12/01/06)                                                   2,500,000        2,600,000
Illinois Finance Authority Solid Waste Revenue - Republic Services, Inc.
Project, 3.65%, Due 5/01/29 (Mandatory Put at $100 on 5/01/07)                                2,000,000        2,002,500
Illinois Health Facilities Authority Revenue - Hospital Sisters Services, Inc.
Project, 4.00%, Due 12/01/22 (Putable at $100 and Rate Reset Effective 12/01/06)
(f)                                                                                           5,500,000        5,678,750
                                                                                                       ------------------
                                                                                                              10,623,800

Kansas 0.8%
Burlington, Kansas Environmental Improvement Revenue Refunding - Kansas City
Power & Light Project, 4.75%, Due 9/01/15 (Mandatory Put at $100 on 10/01/07):
    Series A                                                                                  2,000,000        2,082,500
    Series B                                                                                  1,605,000        1,671,206
                                                                                                       ------------------
                                                                                                               3,753,706

Michigan 0.7%
Michigan Hospital Finance Authority Revenue - Ascension Health Credit Project,
5.30%, Due 11/15/33 (Mandatory Put at $100 on 11/15/06)                                         795,000          845,681
Michigan Strategic Fund Solid Waste Disposal Revenue Refunding, 3.00%, Due
12/01/13 (Mandatory Put at $100 on 2/01/07)                                                   2,500,000        2,462,500
                                                                                                       ------------------
                                                                                                               3,308,181
New York 1.3%
New York Mortgage Agency Homeowner Mortgage Revenue, 2.95%, Due 10/01/17
(Mandatory Put at $100 on 10/01/05)                                                             785,000          791,869
New York Urban Development Corporation Correctional and Youth Facilities Service
Revenue, 5.00%, Due 1/01/27 (Mandatory Put at $100 on 1/01/09)                                5,000,000        5,331,250
                                                                                                       ------------------
                                                                                                               6,123,119
Ohio 0.5%
Ohio Air Quality Development Authority PCR Refunding - Toledo Edison Company
Project, 3.10%, Due 9/01/33 (Mandatory Put at $100 on 9/01/05)                                2,350,000        2,350,211

Texas 3.5%
Brazos River Authority Collateralized PCR Refunding - Texas Utilities Electric
Company Project, 5.05%, Due 6/01/30 (Mandatory Put at $100 on 6/19/06)                        1,495,000        1,532,375
Lancaster, Texas HFC MFHR - Intervest-Lancaster Project (e):
     3.06%, Due 6/15/06                                                                       2,627,175        2,364,457
     3.379%, Due 6/15/06                                                                        332,000          298,800
Matagorda County, Texas Navigational District Number 1 PCR Refunding - Central
Power & Light Company Project, 4.55%, Due 11/01/29 (Mandatory Put at $100 on
11/01/06)                                                                                     5,450,000        5,606,688
Munimae Trust Certificates, 4.40%, Due 8/24/09 (Mandatory Put at $100 on
12/17/06)                                                                                     5,165,000        5,223,106
Sabine River Authority PCR Refunding - TXU Electric Company Project, 5.75%, Due
5/01/30 (Mandatory Put at $100 on 11/01/11)                                                     265,000          283,219
Trinity River Authority PCR Revenue - TXU Electric Company Project, 5.00%, Due
5/01/27 (Mandatory Put at $100 on 11/01/06)                                                   1,105,000        1,147,819
                                                                                                       ------------------
                                                                                                              16,456,464

West Virginia 0.4%
Putnam County, West Virginia PCR Refunding - Appalachian Power Company Project,
2.80%, Due 5/01/19 (Mandatory Put at $100 on 11/01/06)                                        2,000,000        1,990,000

Multiple States 0.7%
MMA Financial CDD Senior Securitization Trust Beacon Lakes Pass-Thru Trust,
3.375%, Due 11/01/08 (f)                                                                      3,000,000        2,996,250
-------------------------------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds (Cost $71,618,876)                                                        71,823,425
-------------------------------------------------------------------------------------------------------------------------
Swap Options Purchased 0.1%
Five Year 4.87% Interest Rate Swap, Expires 7/14/05                                          11,200,000          220,707
-------------------------------------------------------------------------------------------------------------------------
Total Swap Options Purchased (Cost $232,960)                                                                     220,707
-------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 16.3%
Municipal Bonds 4.3%
California 0.2%
California Statewide Communities Development Authority Revenue - Henry Mayo
Newhall Memorial Hospital Project, 4.00%, Due 10/01/04 (f)                                      750,000          753,382

Florida 0.2%
Miami Beach, Florida Redevelopment Agency Incremental Tax Revenue, 9.125%, Due
12/01/04                                                                                        800,000          815,304

Illinois 0.6%
Chicago, Illinois O'Hare International Airport Revenue Refunding, 4.80%, Due
1/01/05                                                                                         170,000          172,533
Chicago, Illinois Tax Increment - Chatham Ridge Redevelopment Project, 3.70%,
Due 12/15/04                                                                                  1,300,000        1,301,976
Godley, Illinois Park District GO, 5.50%, Due 12/01/04                                          325,000          328,429
Illinois EFA Revenue - Lewis University Project, 5.30%, Due 10/01/04                            310,000          311,221
Kane, Cook and Du Page Counties, Illinois School District Number 46 Elgin Lease
Purchase, 6.07%, Due 6/21/05 (e)                                                                552,575          562,295
                                                                                                       ------------------
                                                                                                               2,676,454

Kentucky 0.3%
Nelson County, Kentucky Industrial Building Revenue - Mabex Universal
Corporation Project, 6.50%, Due 4/01/05 (f)                                                   1,450,000        1,485,931

Massachusetts 1.0%
Massachusetts Industrial Finance Agency Resource Recovery Revenue Refunding -
Massachusetts Refusetech, Inc. Project, 6.30%, Due 7/01/05                                    2,355,000        2,384,932
Montachusett, Massachusetts Regional Transit Authority RAN, 3.00%, Due 6/17/05                2,500,000        2,512,675
                                                                                                       ------------------
                                                                                                               4,897,607

Michigan 0.2%
Flint, Michigan Hospital Building Authority Revenue Refunding - Hurley Medical
Center Project, 6.00%, Due 7/01/05                                                              510,000          518,073
Pontiac, Michigan Tax Increment Finance Authority Revenue Refunding, 4.00%, Due
6/01/05 (f)                                                                                     215,000          218,107
                                                                                                       ------------------
                                                                                                                 736,180

Mississippi 0.2%
Mississippi Higher Education Revenue, 6.60%, Due 1/01/05                                      1,000,000        1,014,240

New York 0.4%
Nassau County, New York Industrial Development Agency Civic Facility Revenue -
North Shore Health System Project, 4.50%, Due 11/01/04                                        1,545,000        1,556,974
New York, New York Industrial Development Agency Civic Facility Revenue -
Special Needs Facilities Pooled Project, 5.60%, Due 7/01/05                                     540,000          541,674
                                                                                                       ------------------
                                                                                                               2,098,648

Ohio 0.2%
Cleveland, Ohio City School District Energy Conservation GO, 6.53%, Due 9/15/04                 865,000          869,922

Puerto Rico 0.1%
Puerto Rico Industrial Tourist Educational, Medical and Environmental Control
Facilities Revenue Refunding - Ana G. Mendez University System Project, 4.00%,
Due 12/01/04                                                                                    325,000          326,671

South Carolina 0.3%
South Carolina Ports Authority Ports Revenue, 7.60%, Due 7/01/05 (g)                          1,475,000        1,554,871

Tennessee 0.3%
Tennessee Housing Development Agency - Homeownership Program Project, Zero %,
Due 7/01/05                                                                                   1,585,000        1,548,386

Washington 0.0%
Port Vancouver, Washington GO, 6.00%, Due 12/01/04 (f)                                          100,000          101,527

Wisconsin 0.3%
Rusk County, Wisconsin BAN Revenue, 4.25%, Due 4/01/05                                        1,030,000        1,032,019
Wisconsin Health and EFA Revenue - Marshfield Clinic Project, 5.25%, Due 2/15/05                300,000          304,254
                                                                                                       ------------------
                                                                                                               1,336,273
                                                                                                       ------------------
Total Municipal Bonds                                                                                         20,215,396

Variable Rate Municipal Bonds 8.9%
California 0.6%
California Statewide Communities Development Authority COP - Retirement Housing
Foundation Project, 3.74%, Due 12/01/28 (Putable at $100 and Rate Reset
Effective 8/04/04) (f)                                                                        2,700,000        2,700,000

Florida 0.3%
Volusia County, Florida IDA Revenue Refunding, 3.74%, Due 12/01/28 (Putable at
$100 and Rate Reset Effective 8/04/04) (f)                                                    1,200,000        1,200,000

Georgia 0.6%
Burke County, Georgia Development Authority PCR - Georgia Power Company Plant
Vogtle Project, 1.50%, Due 10/01/32 (Putable at $100 and Rate Reset Effective
9/01/04)                                                                                      3,000,000        3,000,000

Illinois 1.4%
Illinois DFA PCR Refunding - Illinois Power Company Project (f):
    1.50%, Due 11/01/28 (Putable at $100 and Rate Reset Effective 8/10/04)                      630,000          630,000
    1.65%, Due 4/01/32 (Putable at $100 and Rate Reset Effective 8/30/04)                     5,815,000        5,815,000
                                                                                                       ------------------
                                                                                                               6,445,000

Indiana 0.1%
Clarksville, Indiana Industry Revenue Refunding - Retirement Housing Foundation
Project, 3.70%, Due 12/01/25 (Putable at $100 and Rate Reset Effective 8/04/04)
(f)                                                                                             600,000          600,000

Kentucky 0.1%
Kentucky EDFA Revenue Refunding - Retirement Housing Foundation Project, 3.70%,
Due 12/01/28 (Putable at $100 and Rate Reset Effective 8/04/04) (f)                             500,000          500,000

Michigan 1.4%
Grand Rapids, Charter Township, Michigan EDC Revenue - Porter Hills Obligation
Group Project, 1.30%, Due 7/01/33 (Putable at $100 and Rate Reset Effective
8/12/04) (f)                                                                                  6,550,000        6,550,000

Missouri 0.0%
Jackson County, Missouri IDA MFHR - Pine Valley Apartments Project, 5.20%, Due
3/01/28 (Mandatory Put at $100 on 8/01/04) (e) (h)                                              360,000          108,000

Ohio 0.9%
Montgomery County, Ohio Health Care Facilities Revenue Refunding EXTRAS -
Friendship Village of Dayton Project, 9.00%, Due 2/01/22 (Putable at $100 on
2/01/05 Subject to Remarketing) (e)                                                           1,050,000          993,478
Ohio Air Quality Development Authority PCR - Ohio Edison Project, 5.80%, Due
6/01/16 (Mandatory Put at $100 on 12/01/04)                                                   1,525,000        1,541,394
Perry County, Ohio Nursing Facilities Revenue Refunding - New Lexington Health
Care Project, 4.75%, Due 9/01/10 (Mandatory Put at $100 on 9/01/06) (f)                       1,825,000        1,825,000
                                                                                                       ------------------
                                                                                                               4,359,872

Pennsylvania 1.3%
Montgomery County, Pennsylvania IDA PCR Refunding - Peco Energy Company, 5.20%,
Due 10/01/30 (Mandatory Put at $100 on 10/01/04)                                              2,000,000        2,009,820
Pennsylvania Housing Finance Agency SFMR, 1.60%, Due 6/01/08 (Putable at $100
and Rate Reset Effective 8/11/04) (f)                                                         3,923,077        3,923,077
                                                                                                       ------------------
                                                                                                               5,932,897

Tennessee 0.2%
Nashville and Davidson County, Tennessee Metropolitan Government IDB Revenue -
Easter Seal Project, 2.45%, Due 8/01/19 (Putable at $100 and Rate Reset
Effective 8/1/04) (f)                                                                         1,200,000        1,200,000

Texas 1.4%
Northwest Trails Apartment Trust Pass-Thru Certificates, 5.50%, Due 4/01/13
(Putable at $100 on 8/16/04 Subject to Remarketing)                                           7,115,000        6,403,500

Multiple States 0.6%
Charter Mac Equity Issuer Trust Bonds, 3.25%, Due 3/15/07 (Mandatory Put at $100
on 3/15/05)                                                                                   3,000,000        3,010,470
                                                                                                       ------------------
Total Variable Rate Municipal Bonds                                                                           42,009,739

Municipal Money Market Funds 3.1%
Multiple States
Strong Tax-Free Money Fund (c)                                                               14,575,000       14,575,000
-------------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $79,642,825)                                                               76,800,135
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $472,828,788) 99.9%                                                    469,692,539
Other Assets and Liabilities, Net 0.1%                                                                           671,721
-------------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                           $470,364,260
=========================================================================================================================

FUTURES
---------------------------------------------------------------------------------------------------
                                           Expiration Date     Underlying Face      Unrealized
                                                               Amount at Value      Appreciation/
                                                                                   (Depreciation)
---------------------------------------------------------------------------------------------------
Sold:
95 Five-Year U.S. Treasury Notes                9/04           $ (10,402,500)      $ (123,565)
55 Ten-Year U.S. Treasury Notes                 9/04              (6,089,531)        (176,328)
284 Two-Year U.S. Treasury Notes                9/04             (59,959,500)        (159,377)

SWAPS
-------------------------------------------------------------------------
Open Swap contracts at July 31, 2004 consisted of the following:
-------------------------------------------------------------------------

         Issuer            Notional Amount     Annual Premium    Credit Protection     Unrealized
                                                    Paid             Purchased         Appreciation/
                                                                                      (Depreciation)
------------------------------------------------------------------------------------------------------------
JP Morgan Chase              2,000,000             0.48%           $ 2,000,000           $ 4,807
Credit Protection*

* Protection against credit rating decline of American Electric Power Company, Inc.

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year and investments in money market funds.
(b) All or a portion of security pledged to cover margin requirements for futures contracts.
(c) Affiliated issuer.
(d) All or a portion of security is when-issued.
(e) Illiquid security.
(f) Security backed by credit enhancement in the form of a letter of credit and/or insurance.
(g) Escrowed to maturity.
(h) Non-income producing security. In the case of a debt security, generally denotes that the issuer has defaulted on the payment of principal or interest, the issuer has filed for bankruptcy, or the fund halted accruing income.
(i) Restricted security.

For fixed rate bonds, maturity date represents actual maturity. For variable rate bonds, maturity date represents the longer of the next put date or interest adjustment date

Percentages are stated as a percent of net assets.

ABBREVIATIONS
------------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN    --- Bond Anticipation Notes
BP     --- Basis Points
CDA    --- Commercial Development Authority
CDR    --- Commercial Development Revenue
COP    --- Certificates of Participation
DFA    --- Development Finance Authority
EDA    --- Economic Development Authority
EDC    --- Economic Development Corporation
EDFA   --- Economic Development Finance Authority
EDR    --- Economic Development Revenue
EFA    --- Educational Facilities Authority
EXTRAS --- Extendable Rate Adjustable Securities
GO     --- General Obligation
HDA    --- Housing Development Authority
HDC    --- Housing Development Corporation
HFA    --- Housing Finance Authority
HFC    --- Housing Finance Corporation
IBA    --- Industrial Building Authority
IBR    --- Industrial Building Revenue
IDA    --- Industrial Development Authority
IDB    --- Industrial Development Board
IDC    --- Industrial Development Corporation
IDFA   --- Industrial Development Finance Authority
IDR    --- Industrial Development Revenue
IFA    --- Investment Finance Authority
MERLOT --- Municipal Exempt Receipt - Liquidity Optional Tender
MFHR   --- Multi-Family Housing Revenue
MFMR   --- Multi-Family Mortgage Revenue
PCFA   --- Pollution Control Financing Authority
PCR    --- Pollution Control Revenue
RAN    --- Revenue Anticipation Notes
SFHR   --- Single Family Housing Revenue
SFMR   --- Single Family Mortgage Revenue
TAN    --- Tax Anticipation Notes
TRAN   --- Tax and Revenue Anticipation Notes

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Short-Term Municipal Bond Fund, Inc., on behalf of the
Strong Short-Term Municipal Bond Fund


By:      /s/ Gilbert L. Southwell III
         Gilbert L. Southwell III, Vice President and Secretary

Date:    September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. Zoeller
         Thomas M. Zoeller, Principal Executive Officer

Date:    September 29, 2004


By:      /s/ John W. Widmer
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    September 29, 2004